Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 30,509	$ 37,285
Senior unsecured debt	33,416	18,450
of which: issued by UBS AG with original maturity greater than one year	32,621	18,446
Covered bonds	8,814	1,006
Subordinated debt	689	3,008
of which: eligible as non-Basel III-compliant tier 2 capital instruments	207	538
Debt issued through the Swiss central mortgage institutions	27,251	10,035
Other long-term debt	424	0
Long-term debt	70,595	32,499
Total debt issued measured at amortized cost	$ 101,104	$ 69,784
Unsecured portion of total debt issued measured at amortized cost	100.00%
Secured portion of Covered bonds	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%
Secured portion of Other long-term debt	91.00%